Note 7 - Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	September 30, 2014	December 31, 2013
Office equipment	$436,051	$436,051
Leasehold improvements	123,278	123,278
Vehicles	17,992	17,992
	577,321	577,321
Less: Accumulated depreciation and amortization	(574,758)	(563,467)
	$2,563	$13,854

	December 31, 2013	December 31, 2012
Office equipment	$436,051	$522,745
Leasehold improvements	123,278	148,759
Vehicles	17,992	17,992
	577,321	689,496
Less: Accumulated depreciation and amortization	(563,467)	(642,619)
	$13,854	$46,877